Inst | Treasury Only Portfolio
Fund Summary Fund/Class: Treasury Only Portfolio/Institutional
Investment Objective
The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Treasury Only Portfolio Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Inst Treasury Only Portfolio Institutional Class
Management fee		0.14%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.04%
Total annual operating expenses		0.18%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Treasury Only Portfolio Institutional Class
1 year	18
3 years	58
5 years	101
10 years	230

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.23%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns For the periods ended December 31, 2013
Average Annual Total Returns		Past 1 year	Past 5 years	Past 10 years
Inst Treasury Only Portfolio Class I	[1]	0.01%	0.04%	1.49%
[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Class I, which is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Institutional Class's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.